Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB INSTITUTIONAL FUNDS INC
Entity Central Index Key	0001018592
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000028538
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund II
Class Name	Class I
Trading Symbol	ARIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund II (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARIIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARIIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.78%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 174,402,706
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 481,131
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,402,706
# of Portfolio Holdings	86
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$481,131

Holdings [Text Block]

Sector Breakdown

Value	Value
Real Estate	97.8%
Health Care	1.0%
Capital Goods	0.3%
Telecommunication Services	0.3%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$11,125,490	6.4%
Prologis, Inc.	$9,537,508	5.5%
Equinix, Inc.	$8,142,695	4.7%
Digital Realty Trust, Inc.	$6,301,195	3.6%
Ventas, Inc.	$6,225,206	3.6%
Simon Property Group, Inc.	$5,459,512	3.1%
Public Storage	$5,420,358	3.1%
Mid-America Apartment Communities, Inc.	$5,369,030	3.1%
VICI Properties, Inc.	$4,849,749	2.8%
UDR, Inc.	$3,961,010	2.3%
Total	$66,391,753	38.2%